Contingent assets and liabilities	12 Months Ended
Dec. 31, 2021
Contingent assets and liabilities [Abstract]
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25Contingent assets and liabilities

Contingent assets

As per December 31, 2021, the company had no material contingent assets.

Contingent liabilities

Guarantees

Philips’ policy is to provide guarantees and other letters of support only in writing. Philips does not stand by other forms of support. The total fair value of guarantees recognized on the balance sheet amounts to EUR nil million for both 2021 and 2020. Remaining off-balance-sheet business related guarantees on behalf of third parties and associates decreased by EUR 14 million during 2021 to EUR 2 million (December 31, 2020: EUR 16 million).

Environmental remediation

The company and its subsidiaries are subject to environmental laws and regulations. Under these laws, the company and/or its subsidiaries may be required to remediate the effects of certain manufacturing activities on the environment.

Legal proceedings

The company and certain of its group companies and former group companies are involved as a party in legal proceedings, regulatory and other governmental proceedings, including discussions on potential remedial actions, relating to such matters as competition issues, commercial transactions, product liability, participations, and environmental pollution.

While it is not feasible to predict or determine the outcome of all pending or threatened legal proceedings, regulatory and governmental proceedings, the company is of the opinion that the cases described below may have, or have had in the recent past, a significant impact on the company’s consolidated financial position, results of operations and cash flows.

Cathode Ray Tubes (CRT)

Following the public investigations into alleged anticompetitive activities in the Cathode Ray Tubes industry that began in 2007, certain Philips Group companies were named as defendants in numerous (class action) lawsuits in the United States, Canada, Germany, the Netherlands, Denmark, the United Kingdom, Turkey, and Israel. Plaintiffs in these cases varied from classes of indirect and direct purchasers, state attorneys general, electronics retailers and television and monitor manufacturers.

By the end of 2021, resolutions have been reached in most of these cases. Litigation is still pending or threatened in relation to: (i) potential claims that may be filed by certain objectors to the original US indirect purchaser class settlement that was finally approved in 2021 (ii) a claim filed by the state attorney general for Puerto Rico, (iii) a claim filed by a monitor manufacturer in the UK, (iv) a consumer class action in Israel and (v) a consumer action in the Netherlands.

In all cases, the same substantive allegations about anticompetitive activities in the CRT industry are made and damages are sought. Despite prior settlements, the company has concluded that due to the specific circumstances in the cases that settled, and the particularities and considerable uncertainty associated with the remaining matters, based on current knowledge, potential losses cannot be reliably estimated with respect to the matters that are still pending.

In 2019, the company was served with a claim filed by LG Electronics (LGE) in the Seoul Central District Court. LGE claimed restitution of approximately EUR 210 million, representing a portion of the fine that LGE paid to the European Commission relating to the joint venture LG. Philips Displays for which LGE and the Company were jointly and severally liable. LGE alleges that based on the manner in which the fine was calculated, the company should have paid proportionally more than it currently has. In November 2020, the Seoul Central District Court dismissed LGE’s case which decision was confirmed by the Seoul High Court on December 23, 2021.

Public Investigations

The company is engaged in discussions with, and has provided information to, the United States Securities & Exchange Commission (SEC) and Department of Justice (DoJ) regarding alleged tender irregularities in the medical device industry in certain jurisdictions. These interactions are primarily focused on a number of potential compliance findings that the company is addressing in China and Bulgaria.

In 2020, the company entered into a leniency agreement with the Brazilian public prosecution service for historic transactions involving tender irregularities in Brazil. An investigation by CADE, the Brazilian competition authority, focused on these transactions remains ongoing. The Brazilian matters are part of the discussions with the SEC and DoJ.

Given the significant uncertainty regarding the nature of the relevant events and obligations, Philips is not currently able to reliably estimate the financial effect of a range of possible outcomes in connection with these matters. The outcomes of these matters could have a material impact on the company’s consolidated financial position, results of operations and cash flows.

Respironics field action

On June 14, 2021, Philips’ subsidiary Philips RS North America LLC (Philips Respironics) issued a voluntary recall notification in the United States and field safety notice outside the United States for specific Philips Respironics Bi-Level PAP, CPAP, and mechanical ventilator devices.

FDA inspection

On August 26, 2021, the US Food and Drug Administration (FDA) commenced an inspection of the Philips Respironics manufacturing facility in Murrysville, Pennsylvania and provided Philips Respironics with its preliminary inspectional observations on November 9, 2021. Philips Respironics responded to the FDA’s inspectional observations in December 2021, which described the actions already taken by the company, as well as additional planned actions. Philips Respironics is also providing periodic updates to the FDA on its progress for the planned actions. Should the FDA decide that Philips Respironics’ written response and/or actions are not timely or sufficient to address the FDA’s inspectional observations, the FDA may take additional enforcement action, which may include monetary penalties.

Product liability claims

Following the voluntary recall notification, a number of civil complaints have been filed in several jurisdictions against Philips Respironics and certain of its affiliates (including the company) generally alleging economic loss, personal injury and/or the potential for personal injury allegedly caused by devices subject to the recall.

In the United States, as of December 31, 2021, approximately 100 consumer class action lawsuits and 1 commercial class action lawsuit had been filed alleging economic loss and/or medical monitoring claims. In addition, as of December 31, 2021, approximately 120 personal injury lawsuits had been filed in the United States. On October 8, 2021, a Multi-District Litigation (MDL) in the US District Court for the Western District of Pennsylvania was formed, and most of these class action and personal injury lawsuits have been consolidated in the MDL for pre-trial proceedings.

In Australia, a consumer class action lawsuit alleging personal injury was filed against the company’s subsidiary Philips Electronics Australia Ltd on October 4, 2021. Philips Respironics and certain of its affiliates (including the company) are also defendants in consumer class action lawsuits in Canada and Israel alleging economic loss and/or personal injury.

While the company believes it is probable that these lawsuits will in the aggregate lead to an outflow of economic resources for Philips Respironics or other Philips entities, given the significant uncertainty regarding the nature of the relevant events and potential obligations, the company is not currently able to reliably estimate the amount of the obligation associated with these various lawsuits. The final outcome of the individual lawsuits and the cost to resolve them cannot currently be determined due to a number of variables, including claimant-specific information that is not yet available. In addition, the company cannot reasonably predict the number of claims that may be asserted in the future in relation to this matter. An adverse outcome with respect to any or all of these lawsuits and/or any future claims could have a material impact on the company’s consolidated financial position, results of operations and cash flows.

Securities class action

On August 16, 2021, a securities class action complaint was filed against the company, its CEO and its CFO in the United States District Court for the Eastern District of New York alleging violations of the Securities Exchange Act of 1934 causing damage to investors. On January 3, 2022, the lead plaintiff in the case filed its amended complaint seeking to represent individuals that purchased Philips shares between February 23, 2016, through November 12, 2021. The amended complaint focuses on share price declines that allegedly occurred as a result of disclosures included in the Q1 2021 earnings release on April 26, 2021, the voluntary recall notification on June 14, 2021, the Q2 2021 earnings release on July 26, 2021, and the publication of the form 483 observations by the FDA on November 12, 2021. The Company’s motion to dismiss is currently due in the first quarter of 2022.

It is the company’s assessment that it is possible but not probable that the case could lead to a certain outflow of economic resources. An adverse outcome of this case could have a material impact on the company’s consolidated financial position, results of operations and cash flows.

Other claims

On October 12, 2021, SoClean, a company offering ozone-based cleaning products for sleep devices, filed a lawsuit against the company and certain of its affiliates alleging that the defendants’ statements about the potential adverse effect ozone cleaning may have on the recalled devices has significantly damaged its business. The company believes that the claim is without merit and will vigorously defend itself.

It is possible that additional related claims, including from customers or business partners regarding alleged economic losses suffered as a consequence of the voluntary recall, may be filed against Philips Respironics or other Philips entities in the future. In particular, Philips Respironics is engaging with certain customers on the level of compensation they allege to be entitled to under Philips Respironics’ repair and replacement program.

In the event of an adverse outcome, these matters could have a material impact on the company’s consolidated financial position, results of operations and cash flows.

To date no provisions have been recorded for the litigation associated with the Respironics field action.

Miscellaneous

For details on other contractual obligations, please refer to liquidity risk in Details of treasury and other financial risks.